Restatement of Previously Issued Financial Statements - Schedule Of Condensed Cash Flow Statement (Detail) - USD ($)	3 Months Ended				4 Months Ended	6 Months Ended		9 Months Ended	12 Months Ended
	Jun. 30, 2021	Mar. 31, 2021	Jun. 30, 2020	Mar. 31, 2020	Dec. 31, 2019	Jun. 30, 2021	Jun. 30, 2020	Sep. 30, 2020	Dec. 31, 2020
Cash Flows from Operating Activities:
Net income (loss)	$ (1,876,059)	$ 11,771,204	$ 1,446,495	$ 8,986,375	$ (22,966)	$ 9,895,145	$ 10,432,870	$ (814,819)	$ (10,506,796)
Excess of the fair value of private placement warrants over the cash received				2,932,800			2,932,800	2,932,800	2,932,800
Warrant issuance costs				1,044,110			1,044,453	1,044,453
Unrealized gain (loss) on fair value changes of warrants	$ (1,216,400)		$ (1,542,800)	(11,249,200)		$ (13,644,800)	(12,792,000)	(1,705,600)	$ 7,813,200
Previously Reported
Cash Flows from Operating Activities:
Net income (loss)				1,714,085			1,618,123	1,456,834
Excess of the fair value of private placement warrants over the cash received				0			0	0
Warrant issuance costs				0			0	0
Unrealized gain (loss) on fair value changes of warrants				0			0	0
Adjustment
Cash Flows from Operating Activities:
Net income (loss)				7,272,290			8,814,747	(2,271,653)
Excess of the fair value of private placement warrants over the cash received				2,932,800			2,932,800	2,932,800
Warrant issuance costs				1,044,110			1,044,453	1,044,453
Unrealized gain (loss) on fair value changes of warrants				$ (11,249,200)			$ (12,792,000)	$ (1,705,600)